Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - Unique Logistics International, Inc. [Member]	May 31, 2023 USD ($)
Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments [Line Items]
2024	$ 3,196,539
2025	2,939,156
2026	2,594,468
2027	2,547,323
2028	1,463,384
Thereafter
Total lease payments	12,740,869
Less: imputed interest	(2,148,651)
Total lease obligations	$ 10,592,219